Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	3 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities

Accounts receivables and unbilled revenue are as follows:

	March 31, 2020	December 31, 2019
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$535,080	$535,088
Unbilled services (unbilled revenue)	446,465	422,769
Accounts receivable and unbilled revenue	981,545	957,857
Allowance for credit losses	(9,438)	—
Allowance for doubtful debts	—	(7,380)

Accounts receivable and unbilled revenue, net	$972,107	$950,477

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	March 31, 2020	December 31, 2019	$ Change	% Change

Unbilled services (unbilled revenue)	$446,465	$422,769	$23,696	5.6%
Unearned revenue (payments on account)	(386,242)	(366,988)	(19,254)	5.2%

Net balance	$60,223	$55,781	$4,442	8.0%